Income Taxes (Schedule Of Net Deferred Tax Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Abstract]
Other current assets	¥ 31,853	¥ 28,884
Other assets	7,179	5,814
Other current liabilities	(293)	(1)
Other long-term liabilities	(7,228)	(2,648)
Net deferred tax assets	¥ 31,511	¥ 32,049